Investment Portfolioas of December 31, 2024 (Unaudited)
DWS High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 90.6%
Communication Services 15.1%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	710,000	728,466
144A, 5.75%, 8/15/2029		1,185,000	867,470
Altice France SA:
144A, 5.125%, 1/15/2029		1,651,000	1,242,975
144A, 5.5%, 1/15/2028		1,100,000	810,871
144A, 8.125%, 2/1/2027		910,000	737,738
AMC Entertainment Holdings, Inc., 144A, 7.5%, 2/15/2029		345,000	306,263
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		385,000	357,146
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		1,230,000	1,104,043
144A, 5.375%, 6/1/2029 (b)		6,830,000	6,525,594
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		1,680,000	1,515,878
CommScope LLC, 144A, 6.0%, 3/1/2026		880,000	875,600
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		675,000	649,430
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		5,320,000	3,821,694
144A, 5.0%, 11/15/2031		2,660,000	1,384,827
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		1,324,000	1,289,971
144A, 8.875%, 2/1/2030		1,505,000	1,480,981
DISH DBS Corp., 144A, 5.75%, 12/1/2028		3,545,000	3,030,956
DISH Network Corp., 144A, 11.75%, 11/15/2027		2,380,000	2,520,877
EchoStar Corp.:
6.75%, 11/30/2030		1,980,000	1,795,759
10.75%, 11/30/2029		1,660,000	1,784,974
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,970,000	1,925,901
5.875%, 11/1/2029		2,760,000	2,744,678
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		1,270,000	1,006,195
Iliad Holding SASU:
144A, 5.375%, 4/15/2030	EUR	512,000	545,470
REG S, 5.625%, 10/15/2028	EUR	3,245,000	3,439,349
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029 (b)		605,000	485,482
144A, 6.75%, 10/15/2027		222,000	200,866
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		1,150,000	1,033,689
144A, 10.75%, 12/15/2030		1,575,000	1,757,151
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031 (b)		1,060,000	904,557
144A, 5.0%, 12/15/2027		1,820,000	1,760,184
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031 (b)		1,294,000	1,324,246
Optics Bidco SpA, Series 2033, 144A, 6.375%, 11/15/2033		626,000	627,283

Sirius XM Radio LLC:
144A, 3.125%, 9/1/2026		4,260,000	4,091,971
144A, 3.875%, 9/1/2031 (b)		1,795,000	1,502,018
144A, 5.0%, 8/1/2027 (b)		1,060,000	1,030,879
TEGNA, Inc., 4.625%, 3/15/2028		1,920,000	1,814,405
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,000,000	1,942,440
Univision Communications, Inc., 144A, 8.0%, 8/15/2028		2,335,000	2,377,313
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,005,000	1,880,580
Vmed O2 U.K. Financing I PLC:
144A, 4.25%, 1/31/2031		1,190,000	1,015,541
144A, 4.75%, 7/15/2031		705,000	606,073
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,783,942
Windstream Services LLC, 144A, 8.25%, 10/1/2031		993,000	1,025,593
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		1,005,000	926,870
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	1,240,000	1,168,736
Ziggo BV, REG S, 2.875%, 1/15/2030	EUR	1,585,000	1,537,156
			75,290,081
Consumer Discretionary 11.8%
Affinity Interactive, 144A, 6.875%, 12/15/2027		520,000	390,312
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		1,853,000	1,714,356
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		305,000	292,267
Carnival Corp., 144A, 5.75%, 3/1/2027 (b)		3,970,000	3,961,243
Carvana Co., 144A, 14.0%, 6/1/2031, PIK		2,432,050	2,915,937
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		1,725,000	1,682,245
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		850,000	677,505
Dana Financing Luxembourg SARL, REG S, 3.0%, 7/15/2029	EUR	1,645,000	1,631,554
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		975,000	899,461
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029		1,769,000	1,810,641
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032		1,155,000	1,003,322
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,385,000	1,513,558
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,320,000	1,297,801
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027		1,125,000	1,090,071
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		3,455,000	3,132,690
Macy's Retail Holdings LLC, 4.5%, 12/15/2034 (b)		530,000	441,079
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		685,000	597,082
Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		2,615,000	2,598,541
144A, 5.375%, 12/4/2029		850,000	775,972
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		2,510,000	2,366,443
NCL Corp. Ltd., 144A, 5.875%, 3/15/2026		3,300,000	3,295,521
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		1,520,000	1,362,992
PetSmart, Inc., 144A, 7.75%, 2/15/2029		1,860,000	1,797,989
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	3,066,000	2,967,099
144A, 9.75%, 4/15/2029		1,435,000	1,553,208
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027 (b)		367,000	361,949
144A, 10.75%, 11/15/2029		165,000	170,220
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		1,457,000	1,478,667
Staples, Inc.:
144A, 10.75%, 9/1/2029		2,016,000	1,983,312
144A, 12.75%, 1/15/2030		300,000	234,576
Tenneco, Inc., 144A, 8.0%, 11/17/2028		1,345,000	1,253,553
TopBuild Corp., 144A, 4.125%, 2/15/2032		880,000	779,498
Wayfair LLC, 144A, 7.25%, 10/31/2029		5,344,000	5,341,326
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		2,500,000	2,630,528

Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		2,385,000	2,361,300
REG S, 5.5%, 10/1/2027		530,000	515,726
			58,879,544
Consumer Staples 2.3%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	921,921
144A, 3.5%, 3/15/2029		1,400,000	1,274,225
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032		505,000	529,030
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		885,000	817,822
TreeHouse Foods, Inc., 4.0%, 9/1/2028		785,000	712,789
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		1,365,000	1,355,053
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	1,265,000	1,264,488
3.6%, 11/20/2025	GBP	3,935,000	4,832,243
			11,707,571
Energy 14.9%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		2,532,000	2,589,396
Antero Midstream Partners LP, 144A, 6.625%, 2/1/2032 (b)		2,080,000	2,095,149
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		1,350,000	1,314,725
144A, 6.625%, 10/15/2032 (b)		433,000	430,397
144A, 8.25%, 12/31/2028		1,955,000	1,995,723
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		485,000	498,257
Buckeye Partners LP:
3.95%, 12/1/2026 (b)		1,585,000	1,525,502
144A, 4.5%, 3/1/2028		1,090,000	1,034,218
144A, 6.875%, 7/1/2029 (b)		1,555,000	1,573,839
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,665,000	1,729,217
144A, 8.625%, 11/1/2030		470,000	492,205
144A, 8.75%, 7/1/2031		860,000	896,579
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		550,000	580,248
Energy Transfer LP, 7.125%, 10/1/2054		2,960,000	2,999,066
Global Partners LP, 144A, 8.25%, 1/15/2032 (b)		1,255,000	1,290,307
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		898,000	904,260
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028 (b)		1,340,000	1,351,834
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030 (b)		3,345,000	3,083,827
144A, 5.125%, 6/15/2028		730,000	710,039
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032		1,263,000	1,283,046
144A, 8.875%, 7/15/2028		1,082,000	1,136,377
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029		2,815,000	2,871,432
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		1,307,000	1,257,877
Matador Resources Co.:
144A, 6.5%, 4/15/2032		260,000	257,056
144A, 6.875%, 4/15/2028		520,000	527,192
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		2,932,000	2,867,004
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028		570,000	527,798
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029 (b)		1,500,000	1,519,718
144A, 8.375%, 2/15/2032 (b)		915,000	922,006
NuStar Logistics LP, 6.375%, 10/1/2030		3,495,000	3,504,484

Permian Resources Operating LLC:
144A, 6.25%, 2/1/2033		645,000	636,654
144A, 7.0%, 1/15/2032		1,215,000	1,233,358
Rockies Express Pipeline LLC, 144A, 6.875%, 4/15/2040		1,169,000	1,111,292
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		1,240,000	1,264,590
SM Energy Co., 144A, 7.0%, 8/1/2032		2,136,000	2,105,995
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		1,762,000	1,827,441
Sunoco LP:
4.5%, 4/30/2030 (b)		3,845,000	3,566,076
144A, 7.25%, 5/1/2032 (b)		560,000	578,469
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029		1,290,000	1,294,083
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		962,154	983,716
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		1,220,000	1,244,860
Transocean, Inc., 144A, 8.75%, 2/15/2030		1,224,000	1,262,342
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		1,950,000	1,675,289
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		1,510,000	1,532,618
144A, 9.0%, Perpetual		2,204,000	2,304,379
144A, 9.5%, 2/1/2029		1,190,000	1,315,267
144A, 9.875%, 2/1/2032 (b)		1,905,000	2,090,317
Viridien, 144A, 8.75%, 4/1/2027 (b)		745,000	731,976
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (b)		2,175,000	2,092,776
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		1,729,000	1,784,916
			74,405,192
Financials 5.5%
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031		1,197,000	1,185,178
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	2,045,000	2,184,573
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		2,110,000	2,109,449
FirstCash, Inc.:
144A, 4.625%, 9/1/2028 (b)		1,865,000	1,767,638
144A, 6.875%, 3/1/2032 (b)		850,000	853,468
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		2,395,000	2,395,405
144A, 12.0%, 10/1/2028		935,000	1,016,850
HUB International Ltd., 144A, 5.625%, 12/1/2029		2,340,000	2,269,687
Icahn Enterprises LP, 5.25%, 5/15/2027		3,105,000	2,939,738
Navient Corp., 5.5%, 3/15/2029 (b)		530,000	499,959
OneMain Finance Corp., 4.0%, 9/15/2030		2,905,000	2,581,855
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		960,000	969,594
Planet Financial Group LLC, 144A, 10.5%, 12/15/2029		890,000	905,914
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029		1,290,000	1,242,580
SLM Corp., 3.125%, 11/2/2026		1,685,000	1,607,365
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		2,165,000	2,089,452
144A, (REIT), 6.0%, 4/15/2030		484,000	475,059
144A, (REIT), 7.25%, 4/1/2029		560,000	574,450
			27,668,214
Health Care 5.5%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		775,000	774,382
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		1,470,000	1,374,961
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027		1,215,000	999,337
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028		320,000	217,120
144A, 5.5%, 11/1/2025		715,000	697,262
144A, 6.125%, 2/1/2027		2,020,000	1,833,150

Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		1,000,000	917,079
144A, 4.0%, 3/15/2031		450,000	400,309
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031 (b)		1,785,000	1,385,082
144A, 5.25%, 5/15/2030		1,360,000	1,117,006
144A, 5.625%, 3/15/2027		1,050,000	1,007,703
144A, 6.875%, 4/1/2028		1,235,000	900,076
Embecta Corp., 144A, 5.0%, 2/15/2030		1,595,000	1,469,096
Encompass Health Corp., 4.625%, 4/1/2031 (b)		1,820,000	1,680,797
Endo Finance Holdings, Inc., 144A, 8.5%, 4/15/2031 (b)		625,000	662,208
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,365,000	1,196,640
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030 (b)		1,400,000	1,246,322
Star Parent, Inc., 144A, 9.0%, 10/1/2030		655,000	680,283
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032		805,000	821,176
Tenet Healthcare Corp., 6.875%, 11/15/2031		4,235,000	4,382,424
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		2,030,000	2,034,003
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	214,000	221,672
Teva Pharmaceutical Finance Netherlands III BV, 4.1%, 10/1/2046		2,170,000	1,560,012
			27,578,100
Industrials 12.7%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		750,000	688,341
Allied Universal Holdco LLC:
144A, 6.0%, 6/1/2029 (b)		935,000	851,931
144A, 9.75%, 7/15/2027		625,000	629,279
American Airlines, Inc., 144A, 5.5%, 4/20/2026		2,117,500	2,110,655
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028		1,630,000	1,737,536
ATS Corp., 144A, 4.125%, 12/15/2028		2,710,000	2,511,949
Avis Budget Finance PLC, REG S, 7.25%, 7/31/2030	EUR	1,055,000	1,147,832
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		3,435,000	3,374,706
Block, Inc., 3.5%, 6/1/2031 (b)		4,175,000	3,676,005
Brightline East LLC, 144A, 11.0%, 1/31/2030 (b)		555,000	529,681
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		2,370,000	2,339,038
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	1,010,000	1,105,476
REG S, 6.375%, 12/15/2030	EUR	1,370,000	1,499,507
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	2,120,000	2,113,695
Enviri Corp., 144A, 5.75%, 7/31/2027		1,555,000	1,479,330
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033 (b)		1,622,000	1,642,567
144A, 8.625%, 5/15/2032 (b)		1,120,000	1,170,454
144A, 9.0%, 5/15/2028		1,030,000	1,068,458
Garda World Security Corp.:
144A, 8.25%, 8/1/2032		520,000	528,436
144A, 8.375%, 11/15/2032		1,073,000	1,092,148
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028 (b)		1,490,000	1,410,872
144A, 6.75%, 1/15/2031		2,205,000	2,264,217
Goat Holdco LLC, 144A, 6.75%, 2/1/2032		669,000	662,464
Great Lakes Dredge & Dock Corp., 144A, 5.25%, 6/1/2029		268,000	248,587
Hillenbrand, Inc., 3.75%, 3/1/2031		3,460,000	3,024,371
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		1,415,000	1,477,268
Imola Merger Corp., 144A, 4.75%, 5/15/2029		1,580,000	1,498,299
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031 (b)		760,000	807,414
Moog, Inc., 144A, 4.25%, 12/15/2027		3,525,000	3,364,470
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		940,000	872,226
OneSky Flight LLC, 144A, 8.875%, 12/15/2029		538,000	538,376

Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		980,000	916,567
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,224,031
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,043,825
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029 (b)		1,100,000	1,177,541
Stena International SA, 144A, 7.25%, 1/15/2031		2,965,000	3,025,347
TransDigm, Inc.:
4.625%, 1/15/2029		1,377,000	1,289,034
4.875%, 5/1/2029		2,375,000	2,242,634
144A, 6.375%, 3/1/2029		340,000	340,755
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		1,190,000	1,237,481
Veritiv Operating Co., 144A, 10.5%, 11/30/2030		270,000	290,785
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		1,025,000	895,669
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		1,520,000	1,547,359
			63,696,616
Information Technology 3.0%
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		2,250,000	2,318,739
144A, 9.0%, 9/30/2029		3,235,000	3,284,475
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		2,110,000	2,029,482
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		2,640,000	2,455,527
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,414,142
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		495,000	466,078
UKG, Inc., 144A, 6.875%, 2/1/2031 (b)		1,180,000	1,197,148
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025		1,840,000	1,830,596
			14,996,187
Materials 11.7%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,525,000	1,575,909
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	1,490,000	1,315,623
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		475,000	427,500
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		685,000	766,365
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		6,175,000	5,266,203
Avient Corp., 144A, 6.25%, 11/1/2031		2,888,000	2,848,691
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	844,237
Calderys Financing LLC, 144A, 11.25%, 6/1/2028 (b)		1,425,000	1,525,309
Chemours Co., 144A, 5.75%, 11/15/2028		2,600,000	2,415,232
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,709,328
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		980,000	909,960
144A, 4.875%, 3/1/2031		618,000	551,658
144A, 6.875%, 11/1/2029		538,000	532,244
Commercial Metals Co., 3.875%, 2/15/2031		3,185,000	2,814,099
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		2,455,000	2,002,274
Constellium SE, REG S, 5.375%, 8/15/2032	EUR	1,815,000	1,908,475
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		1,405,000	1,332,680
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031 (b)		950,000	855,117
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	124,000	127,694
REG S, 9.5%, 3/15/2029	EUR	1,264,000	1,438,773
LABL, Inc.:
144A, 8.25%, 11/1/2029 (b)		1,850,000	1,604,875
144A, 9.5%, 11/1/2028		230,000	230,308
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		960,000	987,441
Mativ Holdings, Inc., 144A, 8.0%, 10/1/2029		1,170,000	1,126,942
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,580,000	1,591,771

Mineral Resources Ltd.:
144A, 8.5%, 5/1/2030		500,000	510,028
144A, 9.25%, 10/1/2028		2,195,000	2,302,929
Novelis Corp., 144A, 3.25%, 11/15/2026		2,700,000	2,571,765
Olin Corp., 5.0%, 2/1/2030		4,645,000	4,360,751
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	810,000	819,695
144A, 5.375%, 10/1/2029	EUR	245,000	242,441
REG S, 5.375%, 10/1/2029	EUR	1,005,000	994,501
144A, 7.25%, 6/15/2031		860,000	873,536
SCIL IV LLC, 144A, 5.375%, 11/1/2026		3,135,000	3,070,443
Sealed Air Corp., 144A, 7.25%, 2/15/2031		2,260,000	2,329,608
SNF Group SACA, 144A, 3.125%, 3/15/2027		615,000	580,817
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		1,215,000	1,240,205
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		695,000	766,648
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		1,390,000	1,276,133
			58,648,208
Real Estate 2.8%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		1,355,000	1,284,368
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027		2,135,000	2,081,686
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	1,340,000	1,338,590
(REIT), 4.625%, 8/1/2029		1,135,000	813,284
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		765,000	768,850
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026		2,645,000	2,572,388
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		2,390,000	2,239,995
144A, (REIT), 6.5%, 2/15/2029		1,005,000	911,901
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		1,840,000	1,735,851
			13,746,913
Utilities 5.3%
Calpine Corp., 144A, 4.5%, 2/15/2028		2,850,000	2,733,475
Edison International, 8.125%, 6/15/2053		2,785,000	2,871,382
Electricite de France SA, 144A, 9.125%, Perpetual (b)		1,030,000	1,161,793
Lightning Power LLC, 144A, 7.25%, 8/15/2032		3,315,000	3,408,261
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)		945,000	966,589
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,915,071
144A, 3.875%, 2/15/2032		2,840,000	2,480,366
144A, 6.25%, 11/1/2034		2,074,000	2,034,273
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		2,480,000	2,327,607
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		930,000	991,102
TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030		1,980,000	1,830,239
144A, 5.0%, 1/31/2028		800,000	770,758
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		522,341	509,079
Vistra Corp., 144A, 7.0%, Perpetual		2,410,000	2,423,743
			26,423,738
Total Corporate Bonds (Cost $455,501,114)			453,040,364

Convertible Bonds 1.1%
Utilities
NextEra Energy Partners LP, 144A, 2.5%, 6/15/2026 (Cost $5,316,576)		5,600,000	5,264,336

Asset-Backed 0.2%
Miscellaneous
Golub Capital Partners CLO 77 B Ltd., “D1”, Series 2024-77A, 144A, 90-day average SOFR + 2.7%, 7.0% (c), 1/25/2038 (d) (Cost $1,250,000)	1,250,000	1,250,000

Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.875%, 8/15/2034 (Cost $200,418)	210,000	198,563

Loan Participations and Assignments 3.3%
Senior Loans (c)
Altice Financing SA, Term Loan, 90-day average SOFR + 5.0%, 9.656%, 10/31/2027	857,056	720,287
Amentum Government Services Holdings LLC, Term Loan B, 30-day average SOFR + 2.25%, 6.607%, 9/29/2031	2,590,000	2,584,056
Asurion LLC, Second Lien Term Loan B3, 30-day average SOFR + 5.25%, 9.937%, 1/31/2028	1,100,000	1,077,610
Clear Channel Outdoor Holdings, Inc., Term Loan, 8/23/2028 (e)	1,130,000	1,138,944
Cornerstone Building Brands, Inc., Term Loan B, 5/15/2031 (e)	985,000	951,451
Gray Television, Inc., Term Loan D, 12/1/2028 (e)	560,000	518,946
McAfee LLC, First Lien Term Loan B, 3/1/2029 (e)	1,845,000	1,848,921
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.457%, 6/30/2028	620,000	607,213
Star Parent, Inc., Term Loan B, 9/27/2030 (e)	731,311	715,679
TransDigm, Inc., Term Loan, 1/19/2032 (e)	2,603,475	2,611,949
Truist Insurance Holdings LLC, Term Loan B, 5/6/2031 (e)	1,700,000	1,707,701
Virgin Media Bristol LLC, Term Loan Y, 3/31/2031 (e)	2,085,000	2,068,330
Total Loan Participations and Assignments (Cost $16,549,398)		16,551,087

	Shares	Value ($)

Exchange-Traded Funds 4.3%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	25,000	979,000
iShares Broad USD High Yield Corporate Bond ETF	555,000	20,418,450
Total Exchange-Traded Funds (Cost $21,448,743)		21,397,450

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	13,591

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $1,482,531)	6,700	79,492

Securities Lending Collateral 7.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (g) (h) (Cost $35,717,947)	35,717,947	35,717,947

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.52% (g) (Cost $7,271,570)	7,271,570	7,271,570

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $544,738,297)	108.1	540,784,400
Other Assets and Liabilities, Net	(8.1)	(40,680,883)
Net Assets	100.0	500,103,517
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 7.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (g) (h)
13,195,082	22,522,865 (i)	—	—	—	35,628	—	35,717,947	35,717,947
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.52% (g)
17,521,903	69,429,308	79,679,641	—	—	157,711	—	7,271,570	7,271,570
30,716,985	91,952,173	79,679,641	—	—	193,339	—	42,989,517	42,989,517

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $34,410,434, which is 6.9% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued security.
(e)	All or a portion of the security represents unsettled loan commitments at December 31, 2024 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate

At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	29,079,951	USD	30,800,844	1/31/2025	641,366	State Street Bank and Trust δ
GBP	3,902,592	USD	4,945,368	1/31/2025	60,999	State Street Bank and Trust δ
EUR	600,789	USD	635,639	1/31/2025	12,547	Toronto-Dominion Bank
EUR	1,040,132	USD	1,093,754	1/31/2025	15,009	Toronto-Dominion Bank
EUR	1,355,299	USD	1,435,462	1/31/2025	29,850	State Street Bank and Trust δ
Total unrealized appreciation					759,771

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,267,806	EUR	1,218,817	1/31/2025	(3,743)	HSBC Holdings PLC

δ	U.S Treasury Notes with a value of $663,974 received as collateral for open over-the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$453,040,364	$—	$453,040,364
Convertible Bonds	—	5,264,336	—	5,264,336
Asset-Backed	—	1,250,000	—	1,250,000
Government & Agency Obligations	—	198,563	—	198,563
Loan Participations and Assignments	—	16,551,087	—	16,551,087
Exchange-Traded Funds	21,397,450	—	—	21,397,450
Common Stocks	13,591	—	—	13,591
Warrants	—	—	79,492	79,492
Short-Term Investments (a)	42,989,517	—	—	42,989,517
Derivatives (b)
Forward Foreign Currency Contracts	—	759,771	—	759,771
Total	$64,400,558	$477,064,121	$79,492	$541,544,171

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(3,743)	$—	$(3,743)
Total	$—	$(3,743)	$—	$(3,743)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH1
R-080548-3 (1/27)